Consolidated Statements of Earnings (USD $) In Millions, except Per Share data	12 Months Ended
	May 31, 2011	May 31, 2010	May 31, 2009
Consolidated Statement of Earnings
Net sales	$ 9,937.8	$ 6,759.1	$ 10,298.0
Cost of goods sold	6,816.0	5,065.8	7,148.1
Lower of cost or market write-down	0	0	383.2
Gross margin	3,121.8	1,693.3	2,766.7
Selling, general and administrative expenses	372.5	360.3	321.4
Other operating expenses (income)	85.1	62.2	44.4
Operating earnings	2,664.2	1,270.8	2,400.9
Interest expense, net	5.1	49.6	43.3
Foreign currency transaction (loss) gain	(56.3)	(32.4)	(131.8)
Gain on sale of equity investment	685.6	0	673.4
Other income (expense)	(17.1)	0.9	6.5
Earnings from consolidated companies before income taxes	3,271.3	1,189.7	2,905.7
Provision for income taxes	752.8	347.3	649.3
Earnings from consolidated companies	2,518.5	842.4	2,256.4
Equity in net earnings (loss) of nonconsolidated companies	(5.0)	(10.9)	100.1
Net earnings including non-controlling interests	2,513.5	831.5	2,356.5
Less: Net earnings attributable to non-contolling interests	(1.1)	4.4	6.3
Net earnings attributable to Mosaic	$ 2,514.6	$ 827.1	$ 2,350.2
Basic net earnings per share attributable to Mosaic	$ 5.64	$ 1.86	$ 5.29
Diluted net earnings per share attributable to Mosaic	$ 5.62	$ 1.85	$ 5.27
Basic weighted average number of shares outstanding	446.0	445.1	444.3
Diluted weighted average number of shares outstanding	447.5	446.6	446.2